Schedule of Short term Borrowings (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfShortTermBorrowingsLineItem [Line Items]
Due to related parties		$ 45
Due to employees		28
Third party borrowings	337	300	300
Total short-term borrowings	$ 337	$ 373	$ 300